Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Categories of non-current financial liabilities [abstract]
Summary of Other financial liabilities

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Liability for put options with non-controlling interests*	4,422	4,935	59

Financial liabilities at amortised cost
Liability for operation and maintenance	1,735	1,851	22

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	521	225	3

	6,678	7,011	84
Current
Liability for put options with non-controlling interests*	987	1,000	12

Financial liabilities at amortised cost
Capital creditors	33,480	40,092	481
Purchase consideration payable	1,681	44	1
Liability for operation and maintenance	299	342	4

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	345	321	4

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants (refer Note 39)	1,309	772	9
Total	38,101	42,571	511

*Non-controlling shareholders of RPL have an option to offload their shareholding to the Company in accordance with the terms mentioned in the BCA at fair value of shares for cash on the date of exercise of the Put option. Put option liability with non-controlling interest accounted for at fair value. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity (refer Note 2.3 and 41).